ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses at March 31, 2018 and December 31, 2017 consist of the following:

	March 31, 2018	December 31, 2017
Accrued accounting and legal	$151,745	$93,595
Accrued reimbursements	10,510	2,600
Accrued consulting	12,650	109,059
Accrued research and development expenses	148,932	246,030
Accrued office and other	644	7,912
Deferred rent	997	569
Accrued settlement related to arbitration	13,333	13,333
	$338,811	$473,098

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses at December 31, 2017 and 2016 consist of the following:

	2017	2016
Accrued accounting and legal	$93,595	$120,464
Accrued reimbursements	2,600	43,116
Accrued consulting	109,059	1,192
Accrued research and development expenses	246,030	181,884
Accrued office and other	7,912	10,202
Deferred rent	569	2,912
Accrued settlement related to arbitration	13,333	13,333
	$473,098	$373,103